Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 27,903	¥ 37,400
Provision	2,287	137
Charge off	(5,299)	(9,818)
Recovery	123	184
Allowance for credit losses, Balance	25,014	27,903
Allowance for credit losses, collectively evaluated for impairment	11,894	15,045
Allowance for credit losses, individually evaluated for impairment	13,120	12,858
Financing receivable, Balance	1,533,918	1,254,387
Financing receivable, collectively evaluated for impairment	1,515,565	1,235,905
Financing receivable, individually evaluated for impairment	18,353	18,482
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	6,829	7,473
Provision	(797)	2,900
Charge off	(1,351)	(3,558)
Recovery	6	14
Allowance for credit losses, Balance	4,687	6,829
Allowance for credit losses, collectively evaluated for impairment	4,387	6,275
Allowance for credit losses, individually evaluated for impairment	300	554
Financing receivable, Balance	796,039	574,375
Financing receivable, collectively evaluated for impairment	795,693	573,698
Financing receivable, individually evaluated for impairment	346	677
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	11,423	16,794
Provision	(1,384)	(2,967)
Charge off	(1,820)	(2,547)
Recovery	112	143
Allowance for credit losses, Balance	8,331	11,423
Allowance for credit losses, collectively evaluated for impairment	3,155	4,375
Allowance for credit losses, individually evaluated for impairment	5,176	7,048
Financing receivable, Balance	355,374	347,417
Financing receivable, collectively evaluated for impairment	349,716	338,046
Financing receivable, individually evaluated for impairment	5,658	9,371
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	6,154	8,372
Provision	(981)	(1,957)
Charge off	(175)	(285)
Recovery	2	24
Allowance for credit losses, Balance	5,000	6,154
Allowance for credit losses, collectively evaluated for impairment	1,360	1,002
Allowance for credit losses, individually evaluated for impairment	3,640	5,152
Financing receivable, Balance	111,316	92,624
Financing receivable, collectively evaluated for impairment	103,010	84,294
Financing receivable, individually evaluated for impairment	8,306	8,330
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	3,390	4,683
Provision	1,551	2,132
Charge off	(1,953)	(3,428)
Recovery	3	3
Allowance for credit losses, Balance	2,991	3,390
Allowance for credit losses, collectively evaluated for impairment	2,991	3,390
Financing receivable, Balance	266,976	239,529
Financing receivable, collectively evaluated for impairment	266,976	239,529
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	107	78
Provision	3,898	29
Allowance for credit losses, Balance	4,005	107
Allowance for credit losses, collectively evaluated for impairment	1	3
Allowance for credit losses, individually evaluated for impairment	4,004	104
Financing receivable, Balance	4,213	442
Financing receivable, collectively evaluated for impairment	170	338
Financing receivable, individually evaluated for impairment	¥ 4,043	¥ 104